LAZARD
                         RETIREMENT SERIES
                              SEMI-ANNUAL REPORT
                                   JUNE 30, 1998


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LAZARD RETIREMENT SERIES, INC.

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BOARD OF DIRECTORS
------------------

JOHN J. BURKE                RETIRED VICE CHAIRMAN, MONTANA POWER COMPANY

KENNETH S. DAVIDSON          PRIVATE INVESTOR

NORMAN EIG                   VICE CHAIRMAN, LAZARD FRERES & CO. LLC

CARL FRISCHLING              PARTNER, KRAMER, LEVIN, NAFTALIS, NESSEN,
                             KAMIN & FRANKEL

HERBERT W. GULLQUIST         VICE CHAIRMAN, LAZARD FRERES & CO. LLC

WILLIAM KATZ                 PRESIDENT, BBDO NEW YORK

LESTER Z. LIEBERMAN          PRIVATE INVESTOR

RICHARD REISS                CHAIRMAN, GEORGICA ADVISORS

JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY


OFFICERS
--------
NORMAN EIG                   CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST         PRESIDENT

WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY

JAMES GIALLANZA              TREASURER



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LAZARD RETIREMENT SERIES, INC.

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TABLE OF CONTENTS

Overview  ................................................................    2
Growth Charts   ..........................................................    5
Performance Table  .......................................................    7
Portfolio of Investments
   Lazard Retirement Equity Portfolio   ..................................    8
   Lazard Retirement Small Cap Portfolio   ...............................   10
   Lazard Retirement Emerging Markets Portfolio  .........................   13
   Notes to Portfolios of Investments   ..................................   16

Statements of
   Assets and Liabilities   ..............................................   17
   Operations   ..........................................................   18
   Changes in Net Assets .................................................   19
Financial Highlights  ....................................................   21
Notes to Financial Statements  ...........................................   23



                                                                               1


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LAZARD RETIREMENT SERIES, INC.
OVERVIEW

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In the wake of the disastrous events of the fourth quarter 1997, investors greeted the New Year with a combination of apprehension and hope. Would the turmoil in Asian markets spread to markets in the U.S. and Europe? Or would it present only a temporary setback? Mid-year, there appears to be no solid answer. Certainly, world markets have been affected by the Asian crisis, but the effects have been far from ruinous, and the unprecedented level of M&A activity would suggest that markets in the U.S. and Europe remain both healthy and optimistic. Nevertheless, while fundamentals in the U.S. remain strong and Europe progresses optimistically toward the inception of EMU, analysts keep a keen eye on Asia and, in particular, on the region's largest economy, Japan.

JAPAN

An American professor based in Japan recently described the society as resembling a giant air bag which has shielded citizens so effectively from the recession that they have little reason to demand the reforms necessary to pull the country out of its economic torpor. That may explain, in part, why none of former Prime Minister Ryutaro Hashimoto's recent strategies took hold. In December, for example, there was little response to the announcement of 2 trillion Yen in tax cuts and 10 trillion Yen in support for deposit insurance and threatened banks. January's rash of ill-conceived accounting strategies that were intended to rescue the weaker banks had little effect, and the announcement in February of a stimulus package was greeted with catcalls. Similarly, the Fiscal Reform Bill of March accomplished little. Even April's enormous stimulus package failed to impress critics, as it was partially offset by its short-term nature and prior tightening policies. All these good intentions required nothing less dramatic than the rescue of the Yen by the U.S. Treasury in June; Mr. Hashimoto resigned in July. To the extent that fundamentally strong companies are still reliant on good governmental policy, the real issue may not be whether Mr. Hashimoto's successor, Mr. Obuchi, will be able to implement the necessary reforms to bring Japan back from recession, but whether the Japanese public will demand them. Japanese corporations are still largely characterized by lifetime employment, close links to the ruling party, minimal transparency, and murky accounting. Return on equity targets are only now starting to be set explicitly. In this environment, bottom-up stock picking in Japan will be essential, and the most direct method of research, one-on-one meetings with management, remains our prime indicator of an individual company's commitment both to corporate reform and shareholder value.

EUROPE

The effects of the Asian crisis were reflected in the somewhat diminished pace of returns in Europe, and the market did experience some volatility. However, the European markets remained confident, particularly in light of the approach of EMU. This confidence was reflected in the pace of M&A activity, which accelerated in the second quarter as many European compa-

2


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LAZARD RETIREMENT SERIES, INC.
OVERVIEW (CONTINUED)

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nies sought to use their strong balance sheets to participate in much needed industry consolidation. Most prominent in this endeavor was the financial services sector, wherein banks, in an effort to eliminate overlapping costs and earn a better return on capital, began to merge with other banks and with insurance companies, both within the same country and cross-border. The second quarter witnessed a continuation of this activity and its expansion to other sectors and continents. The confidence of the European equity culture is perhaps best reflected by Daimler-Benz's acquisition of American automaker Chrysler, which marked the largest industrial takeover, as well as the largest takeover of a U.S. company, ever. As BMW and Volkswagen battled over Rolls-Royce, the new equity culture in Europe continued to attract increasing numbers of investors. The upbeat outlook for equities in Europe is underpinned by the improvements in corporate profitability and returns on capital, a strong liquidity backdrop, and considerable scope for industry consolidation and reorganization. For a society that has been steeped during the greater part of the twentieth century in socialist political and economic structures, these reforms represent nothing less than a massive paradigm shift. In the midst of this transformation, attention to details normally overlooked in top-down investing will be imperative: corporate accounting, cash flow, and emerging competition.

U.S.

In the U.S., the Asian crisis was reflected in a continuing flight to large capitalization stocks, which resulted in a volatile mid and small cap market. Despite the Asian crisis, S&P 500 stocks continue to be the best performing asset class in the world, a distinction earned with the help of low inflation, low interest rates, strong economic growth, and the effects of a decade's worth of corporate restructuring. Management at the largest U.S. corporations apparently understood the unusual position their current, high valuations provide, and are using company stock to engage in what has become a frenzy of M&A activity. According to the Justice Department, U.S. mergers this year are likely to amount to $1.75 trillion, equal to over one-fifth of the entire U.S. GDP, and representing the combined worth of all merger activity from 1990 through the start of 1996. The growth of mergers and acquisitions is further spurred as margin pressures in U.S. companies mount, restructuring reaches its final stages, and pricing flexibility is severely restrained by low inflation, a strong dollar, and overcapacity in many industries. In many of these cases, a merger provides the ideal solution to developing cross-selling opportunities, driving down suppliers' costs, and pooling research and development.

CONCLUSION

In the current environment, the U.S. economy has served as a beacon for markets across the world, showing how corporate restructuring, transparent business practices, and a relative freedom from government constraints can provide strong returns for investors. While markets in Europe have begun to reap the benefits of following this example, Japan and other Asian markets

                                                                               3


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LAZARD RETIREMENT SERIES, INC.
OVERVIEW (CONTINUED)

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have seemed almost too stunned by the bright light to cut through the corruption, turbid accounting, and suffocating governmental constraints that are hampering their progress. Despite the rather black and white scenario, one need not dismiss Japanese businesses entirely, nor embrace companies in Europe and in the U.S. too blindly. In the end, it is the performance of INDIVIDUAL companies that create performance in any portfolio. In Japan, where valuations are at an all-time low, we look for younger companies that have less entrenched hierarchies and are more accountable to shareholders. And, as EMU's inception next January will make individual European stock analysis and industrial knowledge even more crucial, we search, company by company, for the managements most committed to shareholder returns and structural reforms. Finally, in the U.S. market, where valuations are just beginning to be reassessed, it is important not only to review the individual company's potential for higher unit sales, but to monitor those companies in which margins may have peaked. With a new Prime Minister in Japan, and the inauguration of the euro less than half a year away, groundbreaking changes are inevitable. With change will come volatility; the importance of anchoring investments in fundamentally strong companies will remain critical.

4


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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS

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LAZARD RETIREMENT EQUITY PORTFOLIO

The Lazard Retirement Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.

          COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EQUITY
              PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX

[The following table represents a chart in the printed report]

           LREP            S&P 500
3-19-98    10,000          10,000
Mar-98     10,230.00       10,154.37
Apr-98     10,309.79       10,256.52
May-98     10,250.00       10,080.11
Jun-98     10,409.90       10,489.56


LAZARD RETIREMENT SMALL CAP PORTFOLIO

The Lazard Retirement Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell 2000 Index that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.

             COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT
                 SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX



[The following table represents a chart in the printed report]

              LRSCP       Russell 2000
11-4-97     10000.00        10000.00
Nov-97       9720.00         9762.77
Dec-97       9855.83         9933.62
Jan-98       9855.83         9776.87
Feb-98      10566.97        10499.77
Mar-98      10957.59        10932.78
Apr-98      10957.59        10993.24
May-98      10446.77        10401.15
Jun-98      10186.65        10422.99


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.



                                                                               5


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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

The Lazard Retirement Emerging Markets Portfolio seeks long-term capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have recently produced, or are producing, a more stable economy, or countries that have recently developed, or are developing, financial markets and investment liquidity. The Lazard Retirement Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging market country and that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.



    COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO, MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX AND
           INTERNATIONAL FINANCE CORP. INVESTABLE TOTAL RETURN INDEX



[The following table represents a chart in the printed report]


                   LREMP          MSCIEMF           IFCI
11-4-97          10,000.00       10,000.00       10,000.00
Nov-97            9,360.00        9,180.00        9,534.42
Dec-97            9,529.38        9,401.22        9,660.48
Jan-98            9,027.31        8,663.88        9,027.04
Feb-98            9,880.83        9,568.18        9,948.76
Mar-98           10,402.99        9,983.40       10,338.57
Apr-98           10,362.83        9,874.65       10,365.30
May-98            9,107.64        8,521.42        9,069.48
Jun-98            8,494.69        7,627.56        8,129.00

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

6


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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE TABLE

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                                                 CUMULATIVE TOTAL RETURNS FOR
                                                  PERIODS ENDED JUNE 30, 1998
                                                 -----------------------------
                                                                   SINCE
                                                    YTD          INCEPTION*
                                                 -----------------------------
Lazard Retirement Equity Portfolio                  4.10%           4.10%
Standard & Poor's 500 Stock Index                   4.90%           4.90%

Lazard Retirement Small Cap Portfolio               3.35%           1.86%
Russell 2000 Index                                  4.93%           4.23%

Lazard Retirement Emerging Markets Portfolio      (10.85%)        (15.05%)
MSCI Emerging Markets Free Index                  (18.87%)        (23.73%)
IFC Investable Total Return Index                 (15.74%)        (18.71%)


NOTES TO PERFORMANCE TABLE

*Performance  is  measured  from  March 19,  1998 for Lazard  Retirement  Equity
 Portfolio, and from November 4, 1997 for Lazard Retirement Small Cap Portfolio and Lazard Retirement Emerging Markets Portfolio.

 The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager; without such waiver/reimbursement of expenses the Portfolio's total return would have been lower.

 Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of Lazard Retirement Series, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

 The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is an index of common stocks and is a registered trademark of The McGraw-Hill Companies. The Russell 2000 Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is comprised of emerging market securities in countries open to non-local investors and is compiled by Morgan Stanley Capital International. The IFC Investable Total Return Index is an index of emerging market securities that represent 65% of market capital compiled by the International Finance Corporation.

 This  performance  data  is not  authorized  for  distribution  to  prospective
 investors  in  the  Fund  unless   preceded  or  accompanied  by  an  effective
 prospectus.

 Effective January 1, 1998 Lazard Retirement Emerging Markets Portfolio changed its comparative index to the MSCI Emerging Markets Free Index from the IFC Investable Total Return Index. The Investment Manager feels that this index is a more accurate comparison given the Portfolio's investment objectives.



                                                                               7


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

DESCRIPTION                          SHARES    VALUE
------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO

COMMON STOCKS-94.2%

AEROSPACE & DEFENSE-3.2%
 United Technologies Corp. .........   110     $10,175
                                               -------
AGRICULTURAL MACHINERY-1.8%
 Deere & Co.   .....................   110       5,816
                                               -------
BANKING-10.1%
 Bank of New York Company,
  Inc.   ...........................    95       5,765
 BankAmerica Corp.   ...............    70       6,051
 Chase Manhattan Corp.  ............   110       8,305
 Fleet Financial Group, Inc.  ......    70       5,845
 Mellon Bank Corp.   ...............    85       5,918
                                               -------
                                                31,884
                                               -------
CHEMICALS & PLASTICS-5.4%
 Du Pont (E.I.) de Nemours &
  Co. ..............................   105       7,836
 Hoechst AG (b)   ..................   185       9,180
                                               -------
                                                17,016
                                               -------
COMPUTERS & BUSINESS
  EQUIPMENT-10.4%
 Cognizant Corp.  ..................   110       6,930
 Hewlett-Packard Co. ...............   150       8,981
 International Business
  Machines Corp.  ..................    75       8,611
 NCR Corp. (a) .....................   260       8,450
                                               -------
                                                32,972
                                               -------
CONGLOMERATES-2.7%
 Philip Morris Companies, Inc.         220       8,663
                                               -------
DRUGS & HEALTH CARE-6.4%
 Amgen, Inc.   .....................    90       5,884
 Astra AB (b)  .....................   280       5,670
 Johnson & Johnson   ...............   120       8,850
                                               -------
                                                20,404
                                               -------
ENERGY-2.7%
 Mobil Corp.   .....................   110       8,429
                                               -------
FOOD & BEVERAGES-9.2%
 Cadbury Schweppes PLC (b) .........    95       5,854
 Diageo PLC (b)   ..................   180       8,674
 Heineken NV (b)  ..................   238       9,329
 PepsiCo, Inc. .....................   130       5,354
                                               -------
                                                29,211
                                               -------
HOTELS & RESTAURANTS-2.7%
 McDonald's Corp. ..................   125       8,625
                                               -------
INSURANCE-9.5%
 Aetna, Inc.   .....................   120       9,135
 Allstate Corp.   ..................    70       6,410
 The Hartford Financial Services
  Group, Inc.  .....................    80       9,150
 Travelers Group, Inc.  ............    90       5,456
                                               -------
                                                30,151
                                               -------
MANUFACTURING-2.7%
 General Electric Co.   ............    95       8,645
                                               -------
MULTIMEDIA-1.9%
 Gannett Company, Inc.  ............    85       6,040
                                               -------
OIL & GAS-3.7%
 British Petroleum Company
  PLC (b)   ........................    70       6,178
 Royal Dutch Petroleum Co. (b)         100       5,481
                                               -------
                                                11,659
                                               -------
PAPER PRODUCTS-4.5%
 Champion International
  Corp.  ...........................   115       5,657
 Kimberly-Clark Corp.   ............   190       8,716
                                               -------
                                                14,373
                                               -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                              SHARES    VALUE
-----------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO (CONTINUED)

RETAIL-6.8%
 Federated Department Stores,
  Inc. (a)  ........................... 110        $  5,919
 Lowe's Companies, Inc. ............... 170           6,896
 Sears, Roebuck & Co.   ............... 140           8,549
                                                   --------
                                                     21,364
                                                   --------
TECHNOLOGY-1.5%
 Advanced Micro Devices,
  Inc. (a)  ........................... 270           4,607
                                                   --------
TELECOMMUNICATIONS-5.4%
 Ameritech Corp.  ..................... 200           8,975
 Bell Atlantic Corp. .................. 180           8,212
                                                   --------
                                                     17,187
                                                   --------
UTILITIES-3.6%
 Duke Energy Corp.   ..................  95           5,629
 Edison International   ............... 195           5,764
                                                   --------
                                                     11,393
                                                   --------
TOTAL COMMON STOCKS
 (Identified cost $290,883)............             298,614
                                                   --------
TOTAL INVESTMENTS
 (Identified cost $290,883) (d)  ..... 94.2%    $298,614
CASH AND OTHER ASSETS IN EXCESS
 OF LIABILITIES   ....................  5.8        18,498
                                      -----     --------
NET ASSETS  ..........................100.0%    $317,112
                                      =====     ========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                               9


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                           SHARES   VALUE
-----------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO

COMMON STOCKS-87.5%

APPAREL & TEXTILES-0.5%
 Mohawk Industries, Inc. (a)  ......       50  $ 1,584
 Stride Rite Corp.   ...............      200    3,013
                                               -------
                                                 4,597
                                               -------
AUTO PARTS-2.9%
 Borg-Warner Automotive, Inc.             200    9,613
 Dura Automotive Systems,
  Inc. (a)  ........................      200    6,425
 Tower Automotive, Inc. (a)   ......      300   12,862
                                               -------
                                                28,900
                                               -------
BANKING-2.7%
 AMRESCO, Inc. (a)   ...............      200    5,825
 HUBCO, Inc.   .....................      250    8,953
 Long Island Bancorp, Inc. .........      200   12,150
                                               -------
                                                26,928
                                               -------
BUILDING & CONSTRUCTION-1.4%
 Apogee Enterprises, Inc.  .........      900   13,781
                                               -------
BUSINESS SERVICES AND
  SUPPLIES-1.1%
 CDI Corp. (a) .....................      400   10,700
                                               -------
CHEMICALS & PLASTICS-1.6%
 A. Schulman, Inc.   ...............      300    5,869
 Ferro Corp.   .....................      300    7,594
 Rock-Tenn Co. Class A  ............      200    2,512
                                               -------
                                                15,975
                                               -------
COMMERCIAL SERVICES-1.1%
 Pittston Brink's Group ............      300   11,063
                                               -------
COMMUNICATION SERVICES-0.0%
 Dynatech Corp. (a)  ...............      100      313
                                               -------
COMPUTERS & BUSINESS
  EQUIPMENT-3.5%
 Bell & Howell Co. (a)  ............      300    7,744
 Data General Corp. (a) ............      550    8,216
 Komag, Inc. (a)  ..................      600    3,206
 Stratus Computer, Inc. (a)   ......      200    5,062
 Wang Laboratories, Inc. (a)  ......      400   10,175
                                               -------
                                                34,403
                                               -------
CONGLOMERATES-1.3%
 ACX Technologies, Inc. (a)   ......      300    6,525
 Aeroquip-Vickers, Inc. ............      100    5,838
                                               -------
                                                12,363
                                               -------
CONSTRUCTION MATERIALS-0.9%
 Martin Marietta Materials, Inc.          200    9,000
                                               -------
CONTAINERS: PAPER &
  PLASTIC-1.2%
 First Brands Corp.  ...............      450   11,531
                                               -------
DRUGS & HEALTH CARE-6.8%
 Apria Healthcare Group,
  Inc. (a)  ........................      400    2,675
 Integrated Health Services, Inc.         400   15,000
 Magellan Health Services,
  Inc. (a)  ........................      400   10,150
 Perrigo Co. (a)  ..................    1,000   10,063
 Sierra Health Services, Inc. (a)         600   15,112
 Sun Healthcare Group, Inc. (a)           600    8,775
 Sunrise Medical, Inc. (a) .........      400    6,000
                                               -------
                                                67,775
                                               -------
ELECTRICAL EQUIPMENT-4.5%
 Anixter International, Inc. (a) ...      700   13,343
 BMC Industries, Inc.   ............      800    7,000
 Belden, Inc.  .....................      200    6,125
 Lam Research Corp. (a) ............      350    6,694
 MagneTek, Inc. (a)  ...............      700   11,025
                                               -------
                                                44,187
                                               -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
10


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                           SHARES   VALUE
-------------------------------------------------------

LAZARD RETIREMENT SMALL CAP PORTFOLIO
(CONTINUED)

ELECTRONICS-2.7%
 Credence Systems Corp. (a)   ......      600  $11,400
 International Rectifier Corp. (a)        300    2,550
 Kemet Corp. (a)  ..................      500    6,578
 Silicon Valley Group, Inc. (a) ....      400    6,425
                                               -------
                                                26,953
                                               -------
FOOD & BEVERAGES-0.2%
 Vlasic Foods International,
  Inc. (a)  ........................      100    2,013
                                               -------
GAS EXPLORATION-1.3%
 Barrett Resources Corp. (a)  ......      350   13,103
                                               -------
HOMEBUILDERS-2.4%
 Kaufman & Broad Home
  Corp.  ...........................      300    9,525
 Toll Brothers, Inc. (a)   .........      300    8,606
 Walter Industries, Inc. (a)  ......      300    5,681
                                               -------
                                                23,812
                                               -------
HOTELS & RESTAURANTS-1.6%
 Lone Star Steakhouse &
  Saloon, Inc. (a)   ...............      200    2,763
 Prime Hospitality Corp. (a)  ......      300    5,231
 Ryan's Family Steak Houses,
  Inc. (a)  ........................      800    8,200
                                               -------
                                                16,194
                                               -------
HOUSEHOLD APPLIANCES &
  HOME FURNISHINGS-3.2%
 Bassett Furniture Industries,
  Inc.   ...........................      400   11,275
 Furniture Brands International,
  Inc. (a)  ........................      300    8,419
 Harman International
  Industries, Inc.   ...............      300   11,550
                                               -------
                                                31,244
                                               -------
INDUSTRIAL & MACHINERY-7.2%
 Albany International Corp.
  Class A   ........................      302    7,217
 Briggs & Stratton Corp.   .........      200    7,488
 OmniQuip International, Inc. ......      200    3,700
 Regal-Beloit Corp.  ...............      300    8,550
 Roper Industries, Inc. ............      300    7,838
 Scotsman Industries, Inc. .........      300    8,325
 United Dominion Industries,
  Ltd.   ...........................      300   10,012
 Watts Industries, Inc.
  Class A   ........................      300    6,263
 Wyman-Gordon Co. (a)   ............      600   11,962
                                               -------
                                                71,355
                                               -------
INSURANCE-5.1%
 Amerin Corp. (a) ..................      300    8,756
 E.W. Blanch Holdings, Inc.   ......      300   11,025
 Frontier Insurance Group, Inc.           275    6,205
 HCC Insurance Holdings, Inc.             300    6,600
 Horace Mann Educators
  Corp.  ...........................      200    6,900
 NAC Re Corp.  .....................      200   10,675
                                               -------
                                                50,161
                                               -------
INVESTMENT COMPANIES-0.6%
 CMAC Investment Corp.  ............      100    6,150
                                               -------
LEISURE TIME-0.8%
 Polaris Industries, Inc.  .........      200    7,525
                                               -------
MACHINERY-1.6%
 JLG Industries, Inc.   ............      600   12,150
 McDermott International, Inc.            100    3,444
                                               -------
                                                15,594
                                               -------
MANUFACTURING-1.3%
 Mark IV Industries, Inc.  .........      600   12,975
                                               -------
MEDICAL SUPPLIES-1.3%
 The West Company, Inc. ............      450   12,741
                                               -------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              11

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                              SHARES    VALUE
------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO
(CONTINUED)

OIL & GAS-2.6%
 Devon Energy Corp.  ..................       300  $ 10,481
 Helmerich & Payne, Inc.   ............       250     5,563
 Vintage Petroleum, Inc.   ............       500     9,437
                                                    -------
                                                     25,481
                                                   --------
PAPER PRODUCTS-1.4%
 Gibson Greetings, Inc. (a)   .........       200     5,000
 Wausau-Mosinee Paper Corp.                   400     9,150
                                                    -------
                                                     14,150
                                                   --------
PRINTING-1.5%
 Bowne & Company, Inc.  ...............       200     9,000
 Electronics for Imaging, Inc. (a)            300     6,338
                                                    -------
                                                     15,338
                                                   --------
PUBLISHING-1.6%
 Banta Corp.   ........................       300     9,262
 World Color Press, Inc. (a)  .........       200     7,000
                                                    -------
                                                     16,262
                                                   --------
REAL ESTATE-1.6%
 Chateau Properties, Inc.  ............       200     5,750
 Glenborough Realty Trust, Inc.               200     5,275
 Kilroy Realty Corp. ..................       200     5,000
                                                    -------
                                                     16,025
                                                   --------
RETAIL-4.4%
 Ann Taylor Stores Corp. (a)  .........       400     8,475
 Eagle Hardware & Garden,
  Inc. (a)  ...........................       800    18,500
 Hughes Supply, Inc. ..................       200     7,325
 Oakley, Inc. (a) .....................       700     9,362
                                                    -------
                                                     43,662
                                                   --------
RETAIL TRADE-2.1%
 Cole National Corp. (a)   ............       200     8,000
 Footstar, Inc. (a)  ..................       200     9,600
 The Wet Seal, Inc. Class A (a) .......       100     3,200
                                                    -------
                                                     20,800
                                                   --------
STEEL-0.8%
 Reliance Steel & Aluminum Co.                200     7,725
                                                    -------
TECHNOLOGY-1.0%
 VLSI Technology, Inc. (a) ............       600    10,069
                                                    -------
TELECOMMUNICATIONS-2.4%
 NTL, Inc. (a) ........................       200    10,700
 Vanguard Cellular Systems,
  Inc. (a)  ...........................       700    13,212
                                                   --------
                                                     23,912
                                                   --------
TELECOMMUNICATIONS
  EQUIPMENT-1.8%
 Allen Telecom, Inc. (a)   ............       900    10,462
 Oak Industries, Inc. (a)  ............       200     7,075
                                                   --------
                                                     17,537
                                                   --------
TOBACCO-0.1%
 Swisher International Group,
  Inc. (a)  ...........................       100       800
                                                    -------
TRANSPORTATION-4.1%
 Budget Group, Inc. Class A (a)  ......       200     6,388
 Circle International Group, Inc.   .         450    12,600
 CNF Transportation, Inc.  ............       300    12,750
 Pittston Burlington Group ............       600     9,337
                                                   --------
                                                     41,075
                                                   --------
UTILITIES-2.9%
 Calpine Corp. (a)   ..................       700    14,131
 Sierra Pacific Resources  ............       400    14,525
                                                   --------
                                                     28,656
                                                   --------
WHOLESALE TRADE-0.4%
 Unisource Worldwide, Inc. ............       400     4,325
                                                    -------
TOTAL COMMON STOCKS
 (Identified cost $891,954)............             867,153
                                                   --------
 TOTAL INVESTMENTS
 (Identified cost $891,954) (d)  ......     87.5%  $867,153
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES  .....................     12.5    123,837
                                           -----   --------
 NET ASSETS ...........................    100.0%  $990,990
                                           =====   ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                              SHARES    VALUE
------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO*

COMMON STOCKS-80.8%

ARGENTINA-5.5%

 Quilmes Industrial Quinsasa (b) ......     2,200  $ 21,450
 Telefonica de Argentina SA (b) .......       500    16,219
 YPF Sociedad Anonima,
  Class D (b)  ........................     1,000    30,062
                                                   --------
 TOTAL ARGENTINA  .....................              67,731
                                                   --------
BRAZIL-9.9%
 Companhia Cervejaria
  Brahma (b)   ........................     2,100    26,250
 Companhia Energetica de
  Minas (b) ...........................       918    27,994
 Souza Cruz SA ........................     3,400    25,282
 Telecomunicacoes Brasileiras
  SA (b) ..............................       400    43,675
                                                   --------
 TOTAL BRAZIL  ........................             123,201
                                                   --------
CHILE-5.4%
 AFP Provida SA (b)  ..................     1,500    25,031
 Banco BHIF (b)   .....................     1,200    17,925
 Quinenco SA (b)  .....................     1,400    12,600
 Santa Isabel SA (b) ..................     1,100    12,100
                                                   --------
 TOTAL CHILE   ........................              67,656
                                                   --------
COLOMBIA-1.4%
 Banco Ganadero SA (b)  ...............     1,000    17,625
                                                   --------
CZECH REPUBLIC-1.4%
 Ceske Energeticke
  Zavody AS (a)   .....................       650    17,661
                                                   --------
GREECE-2.8%
 Hellenic Telecommunication
  Organization SA .....................     1,333    34,211
                                                   --------
HONG KONG-4.7%
 Giordano International, Ltd. .........    48,000     9,726
 Guangshen Railway Company,
  Ltd. (b)  ...........................     1,500    10,219
 Peregrine Investment Holdings,
  Ltd. (g)  ...........................    14,000         0
 Shenzhen Expressway Co. (a)  .........   102,000    18,826
 Yue Yuen Industrial Holdings .........    11,000    19,663
                                                   --------
 TOTAL HONG KONG  .....................              58,434
                                                   --------
INDIA-5.3%
 Hindalco Industries, Ltd. (c)   ......       900    12,150
 Larsen & Toubro, Ltd. (c), (e)  ......     2,300    20,700
 Mahanagar Telephone Nigam,
  Ltd. (a), (c), (e) ..................       900     9,180
 State Bank of India (a), (c), (e) ....     2,100    24,150
                                                   --------
 TOTAL INDIA   ........................              66,180
                                                   --------
INDONESIA-0.3%
 PT Indah Kiat Pulp & Paper
  Corp.  ..............................    20,000     3,857
                                                   --------
ISRAEL-5.0%
 ECI Telecom, Ltd. (b)  ...............       800    30,300
 Supersol, Ltd. (b)  ..................     1,900    31,350
                                                   --------
 TOTAL ISRAEL  ........................              61,650
                                                   --------
MALAYSIA-1.3%
 Jaya Tiasa Holdings Berhad   .........    13,000    16,131
                                                   --------
MEXICO-13.7%
 Cemex SA de CV   .....................     7,210    27,081
 Fomento Economico Mexicano
  SA (a) ..............................       720    22,757
 Grupo Financiero Banamex
  Accival SA de CV (a)  ...............    13,000    25,319
 Grupo Industrial Maseca SA de
  CV (b) ..............................     2,300    25,587


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                            SHARES    VALUE
-----------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO*
(CONTINUED)

 Panamerican Beverages, Inc.,
  Class A (b)   .....................      900  $   28,294
 Pepsi-Gemex SA de CV (c)   .........    1,800      21,712
 Tubos de Acero de Mexico
  SA (b)  ...........................    1,500      19,219
                                                ----------
 TOTAL MEXICO   .....................              169,969
                                                ----------
PERU-2.8%
 Cerveceria Backus & Johnson
  SA   ..............................    6,875       3,511
 Telefonica del Peru SA (b) .........    1,500      30,656
                                                ----------
 TOTAL PERU  ........................               34,167
                                                ----------
PHILIPPINES-1.3%
 Benpres Holdings
  Corp. (a), (c), (e) ...............    2,800       7,000
 Benpres Holdings Corp. (a) .........   32,000       4,835
 Philippine National Bank (a)  ......    3,700       4,392
                                                 ---------
TOTAL PHILIPPINES ...................               16,227
                                                 ---------
POLAND-2.2%
  Bank Handlowy W.
   Warszawie (a), (c), (e)  .........    1,400      26,740
                                                 ---------
PORTUGAL-1.7%
 Portugal Telecom SA (b) ............      400      21,175
                                                 ---------
RUSSIA-1.1%
 AO Tatneft (b) .....................    1,800      13,950
                                                 ---------
SOUTH AFRICA-6.0%
 Amalgamated Banks of South
  Africa, Ltd.  .....................    4,000      24,958
 Barlow, Ltd.   .....................    3,165      16,679
 JD Group, Ltd. .....................    2,300      15,476
 Rembrandt Group, Ltd.   ............    2,800      17,470
                                                ----------
TOTAL SOUTH AFRICA   ................               74,583
                                                ----------
SOUTH KOREA-4.7%

 Kookmin Bank (c), (e)   ............    1,904       7,330
 Samsung Electronics
  Co. (c), (e)  .....................      866      13,726
 SK Telecom Company, Ltd. (b) .......    6,798      37,814
                                                ----------
 TOTAL SOUTH KOREA ..................               58,870
                                                ----------
THAILAND-1.5%
 Bangkok Expressway Public
  Company, Ltd. (a)   ...............   23,000       9,265
 Industrial Finance Corporation
  of Thailand   .....................   25,800       5,319
 Thai Farmers Bank Public
  Company, Ltd. .....................    4,000       3,531
                                                ----------
 TOTAL THAILAND .....................               18,115
                                                ----------
VENEZUELA-2.5%
 Compania Anonima Nacional
  Telefonos de Venezuela (b)   ......      800      20,000
 Mavesa SA (b)  .....................    3,400      10,837
                                                 ---------
 TOTAL VENEZUELA   ..................               30,837
                                                ----------
 TOTAL COMMON STOCKS
 (Identified cost $1,195,801)  ......            1,002,705
                                                ----------
PREFERRED STOCKS-12.1%

BRAZIL-12.1%
 Banco Bradesco SA (b)   ............    2,900      23,200
 Banco Itau SA  .....................   40,000      22,827
 Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar (c) ........................    1,200      27,150
 Companhia Cimento
  Portland   ........................   80,000      14,187
 Companhia Paranaense de
  Energia-Copel (b)   ...............    2,400      22,200
 Companhia Riograndense de
  Telecomunicacoes ..................   23,500      25,622

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                         SHARES   VALUE
-----------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO*
(CONTINUED)

 Telesp de Sao Paulo SA  .........   45,000  $ 10,583
 Telesp Celular SA (a)   .........   45,000     3,735
 Telesp Tel Sao Paulo (f)   ......    2,114        34
                                             --------
 TOTAL BRAZIL   ..................            149,538
                                             --------
 TOTAL PREFERRED STOCKS
 (Identified cost $161,421) ......            149,538
                                             --------

DESCRIPTION                                         VALUE
-------------------------------------------------------------
 TOTAL INVESTMENTS
 (Identified cost $1,357,222) (d) ......    92.6%  $1,148,508
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES   .....................     7.4       91,931
                                           ------  ----------
 NET ASSETS  ...........................   100.0%  $1,240,439
                                           ======  ==========


*Percentages of common stocks and preferred stocks are presented in the portfolio by country.

 Percentages by industry are as follows:

 Banking 14.0%, Brewery 4.1%, Conglomerates 6.4%, Construction & Materials 6.9%, Electronics 1.1%, Financial Services 4.5%, Food & Beverages 9.8%, Metals 1.0%, Oil & Gas 3.5%, Paper Products 0.3%, Railroad 0.8%, Retail 8.3%, Steel 1.5%, Telecommunications 22.9%, Tobacco 2.0%, Utilities 5.5%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) American Depositary Receipts.
(c) Global Depositary Receipts.
(d) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

                                                  AGGREGATE        AGGREGATE            NET
                                                    GROSS            GROSS           UNREALIZED
                                  AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                           COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
---------                        ------------   --------------   --------------   ---------------
  Retirement Equity                $  290,883       $13,418          $  5,687        $   7,731
  Retirement Small Cap                891,954        66,696            91,497          (24,801)
  Retirement Emerging Markets       1,357,222        42,997           251,711         (208,714)

(e) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities amounted to $108,826 or 8.8% of net assets for the Retirement Emerging Markets Portfolio.
(f) Rights
(g) Bankrupt security valued at zero.







   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     LAZARD         LAZARD            LAZARD
                                                                   RETIREMENT     RETIREMENT        RETIREMENT
                                                                     EQUITY        SMALL CAP     EMERGING MARKETS
                                                                    PORTFOLIO      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $290,883, $891,954
 and $1,357,222, respectively) .................................     $298,614     $ 867,153         $1,148,508
Cash   .........................................................        2,830        93,781             86,830
Foreign currency (cost $0, $0, and $5,516, respectively)  ......            -             -              5,493
Receivables for:
 Investments sold  .............................................            -           846              2,789
 Dividends and interest  .......................................          481           462              4,389
 Capital stock sold   ..........................................          109        12,284                230
Due from Manager   .............................................       31,761        63,670             57,288
Deferred organizational expenses  ..............................       15,575        14,980             14,980
                                                                     --------     ---------         ----------
Total assets ...................................................      349,370     1,053,176          1,320,507
                                                                     --------     ---------         ----------
LIABILITIES
Payable for investments purchased ..............................            -             -             19,913
Accrued directors' fees payable   ..............................        2,113         2,138              2,138
Accrued expenses and other payables  ...........................       30,145        60,048             58,017
                                                                     --------     ---------         ----------
Total liabilities  .............................................       32,258        62,186             80,068
                                                                     --------     ---------         ----------
Net assets   ...................................................      317,112       990,990          1,240,439
                                                                     ========     =========         ==========
NET ASSETS
Paid in capital ................................................      308,421       997,505          1,465,062
Undistributed (distributions in excess of) investment
 income-net  ...................................................          504        (2,219)             5,075
Unrealized appreciation (depreciation) on:
 Investments-net   .............................................        7,731       (24,801)          (208,714)
 Foreign currency-net ..........................................            -             -                384
Accumulated realized gain (loss)-net ...........................          456        20,505            (21,368)
                                                                     --------     ---------         ----------
Net assets   ...................................................     $317,112     $ 990,990         $1,240,439
                                                                     ========     =========         ==========
Shares of capital stock outstanding* ...........................       30,466        97,434            146,557
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  ......     $  10.41     $   10.17         $     8.46


* $0.001 par value, 500,000,000 shares authorized for the Portfolios in total.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                        LAZARD          LAZARD            LAZARD
                                                                       RETIREMENT     RETIREMENT        RETIREMENT
                                                                        EQUITY         SMALL CAP     EMERGING MARKETS
                                                                      PORTFOLIO**      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
 Interest .........................................................    $     311       $     578        $    3,071
 Dividends   ......................................................        1,208           2,377            14,146
                                                                       ---------       ---------        ----------
Total investment income* ..........................................        1,519           2,955            17,217
                                                                       ---------       ---------        ----------
EXPENSES:
 Management fees   ................................................          507           2,722             6,708
 Administration fees  .............................................       12,516          18,823            18,884
 Distribution fees ................................................          201             907             1,677
 Custodian fees ...................................................       16,719          23,390            24,542
 Professional services   ..........................................       13,369          12,594            13,514
 Registration fees ................................................           91             298               430
 Shareholders' services  ..........................................       11,025          11,392            11,327
 Directors' fees and expenses  ....................................        4,998           7,837             7,837
 Shareholders' reports   ..........................................        2,555           5,037             2,941
 Amortization of organizational expenses   ........................          940             995               995
 Other ............................................................           88             222               209
                                                                       ---------       ---------        ----------
Total expenses before fees waived and expenses reimbursed .........       63,009          84,217            89,064
 Management fees waived and expenses reimbursed  ..................      (48,783)        (59,861)          (57,465)
 Administration fees waived .......................................      (12,500)        (18,750)          (18,750)
 Expense reductions   .............................................         (711)           (162)             (775)
                                                                       ---------       ---------        ----------
Expenses-net ......................................................        1,015           5,444            12,074
                                                                       ---------       ---------        ----------
INVESTMENT INCOME (LOSS)-NET   ....................................          504          (2,489)            5,143
                                                                       ---------       ---------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY-NET
 Realized gain (loss) on:
   Investments-net ................................................          456          20,505           (20,139)
   Foreign currency-net  ..........................................            -               -            (1,229)
 Change in net unrealized appreciation (depreciation) on:
   Investments-net ................................................        7,731         (15,597)         (133,356)
   Foreign currency-net  ..........................................            -               -               324
                                                                       ---------       ---------        ----------
 Realized and unrealized gain (loss) on investments and
   foreign currency-net  ..........................................        8,187           4,908          (154,400)
                                                                       ---------       ---------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $   8,691       $   2,419        $ (149,257)
                                                                       =========       =========        ==========
 * Net of foreign withholding taxes of:  ..........................    $      44       $       7        $    1,455
                                                                       =========       =========        ==========
 **Portfolio commenced operations on March 19, 1998.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                                     LAZARD
                                                                                RETIREMENT EQUITY
                                                                                    PORTFOLIO
                                                                                ------------------
                                                                                  PERIOD ENDED
                                                                                 JUNE 30, 1998**
                                                                                   (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)-net   .............................................        $    504
 Realized gain (loss) on investments and foreign currency-net ...............             456
 Change in unrealized appreciation (depreciation)-net   .....................           7,731
                                                                                     --------
Net increase (decrease) in net assets resulting from operations  ............           8,691
                                                                                     --------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net  ................................................               -
 In excess of investment income-net   .......................................               -
 From Capital ...............................................................               -
                                                                                     --------
Net decrease in net assets resulting from distributions .....................               -
                                                                                     --------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales  ...................................................         308,421
 Net proceeds from reinvestment of distributions  ...........................               -
 Cost of shares redeemed  ...................................................               -
                                                                                     --------
Net increase (decrease) in net assets from capital stock transactions  ......         308,421
                                                                                     --------
Total increase (decrease) in net assets  ....................................         317,112
Net assets at beginning of period  ..........................................               -
                                                                                     --------
Net assets at end of period* ................................................        $317,112
                                                                                     ========
SHARES ISSUED AND REPURCHASED:

 Shares outstanding at beginning of period  .................................               -
                                                                                     --------
 Shares sold  ...............................................................          30,466
 Shares issued to shareholders from reinvestment of distributions   .........               -
 Shares repurchased .........................................................               -
                                                                                     --------
 Net increase (decrease)  ...................................................          30,466
                                                                                     --------
 Shares outstanding at end of period  .......................................          30,466
                                                                                     ========
*Includes undistributed (distributions in excess of) investment Income-net           $    504
                                                                                     ========


 **Portfolio commenced operations on March 19, 1998.
***Portfolio commenced operations on November 4, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

===============================================================================
LAZARD RETIREMENT SERIES INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                  LAZARD                                         LAZARD
                RETIREMENT                                     RETIREMENT
                 SMALL CAP                                  EMERGING MARKETS
                 PORTFOLIO                                     PORTFOLIO
-------------------------------------------   --------------------------------------------
SIX MONTHS ENDED                              SIX MONTHS ENDED
 JUNE 30, 1998           PERIOD ENDED          JUNE 30, 1998           PERIOD ENDED
  (UNAUDITED)        DECEMBER 31, 1997***       (UNAUDITED)          DECEMBER 31, 1997***
------------------------------------------------------------------------------------------
$  (2,489)             $    648              $    5,143             $    4,321
   20,505                     -                 (21,368)                   (68)
  (15,597)               (9,204)               (133,032)               (75,298)
---------              --------              ----------             ----------
    2,419                (8,556)               (149,257)               (71,045)
---------              --------              ----------             ----------

        -                  (648)                      -                 (4,321)
        -                  (283)                      -                   (874)
        -                     -                       -                   (582)
---------              --------              ----------             ----------
        -                  (931)                      -                 (5,777)
---------              --------              ----------             ----------
  470,478               600,030                  69,687              1,500,060
        -                   931                       -                  5,777
  (73,381)                    -                (109,006)                     -
---------              --------              ----------             ----------
  397,097               600,961                 (39,319)             1,505,837
---------              --------              ----------             ----------
  399,516               591,474                (188,576)             1,429,015
  591,474                     -               1,429,015                      -
---------              --------              ----------             ----------
$ 990,990              $591,474              $1,240,439             $1,429,015
=========              ========              ==========             ==========

   60,099                     -                 150,628                      -
---------              --------              ----------             ----------
   44,282                60,003                   7,422                150,006
        -                    96                       -                    622
   (6,947)                    -                 (11,493)                     -
---------              --------              ----------             ----------
   37,335                60,099                  (4,071)               150,628
---------              --------              ----------             ----------
   97,434                60,099                 146,557                150,628
=========              ========              ==========             ==========
$  (2,219)             $    270              $    5,075             $      (68)
=========              ========              ==========             ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO


                                                FOR THE PERIOD
                                                 3/19/98* TO
                                                   6/30/98+
                                               ---------------
Net asset value, beginning of period  .........   $   10.00
                                                  ---------
Income (loss) from investment operations:
 Net investment income ........................        0.02
 Net realized and unrealized gain (loss) ......        0.39
                                                  ---------
 Total from investment operations  ............        0.41
                                                  ---------
Less distributions from and in excess of:
 Net investment income ........................           -
 Net realized gain  ...........................           -
                                                  ---------
 Total distributions   ........................           -
                                                  ---------
Net asset value, end of period  ...............   $   10.41
                                                  =========
TOTAL RETURN (A) ..............................        4.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......   $    317
Ratios to average net assets:

 Net expenses (b)   ...........................       1.50%
 Gross expenses (b) ...........................      93.15%
 Net investment income (b)   ..................       0.75%
Portfolio turnover rate   .....................          2%


LAZARD RETIREMENT SMALL CAP PORTFOLIO



                                               SIX MONTHS   FOR THE PERIOD
                                                 ENDED       11/4/97* TO
                                                 6/30/98+      12/31/97
                                              ------------ ---------------
Net asset value, beginning of period ......... $ 9.84         $   10.00
                                               ------         ---------
Income (loss) from investment operations:
 Net investment income (loss)  ...............  (0.03)             0.02
 Net realized and unrealized gain (loss) .....   0.36             (0.16)
                                               ------         ---------
 Total from investment operations ............   0.33             (0.14)
                                               ------         ---------
Less distributions from and in excess of:
 Net investment income   .....................      -             (0.02)
 Net realized gain ...........................      -                 -
                                               ------         ---------
 Total distributions  ........................      -             (0.02)
                                               ------         ---------
Net asset value, end of period ............... $10.17         $    9.84
                                               ======         =========
TOTAL RETURN (A)   ...........................   3.4%            (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..... $  991         $     591
Ratios to average net assets:
 Net expenses (b)  ...........................  1.50%             1.50%
 Gross expenses (b)   ........................ 23.21%            52.55%
 Net investment income (b)  ..................(0.69)%             0.71%
Portfolio turnover rate  .....................    17%                0%


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

--------------------------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO



                                               SIX MONTHS   FOR THE PERIOD
                                                 ENDED       11/4/97* TO
                                                 6/30/98+      12/31/97
                                               ------------ ---------------
Net asset value, beginning of period .........   $  9.49      $   10.00
                                                 -------      ---------
Income (loss) from investment operations:
 Net investment income   .....................      0.04           0.04
 Net realized and unrealized gain (loss) .....     (1.07)        ( 0.51)
                                                 -------      ---------
 Total from investment operations ............     (1.03)         (0.47)
                                                 -------      ---------
Less distributions from and in excess of:
 Net investment income   .....................         -          (0.04)
 Net realized gain ...........................         -              -
                                                 -------      ---------
 Total distributions  ........................         -          (0.04)
                                                 -------      ---------
Net asset value, end of period ...............   $  8.46      $    9.49
                                                 =======      =========
TOTAL RETURN (A)   ...........................   (10.9)%         (4.7)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....   $ 1,240      $   1,429
Ratios to average net assets:
 Net expenses (b)  ...........................     1.80%          1.80%
 Gross expenses (b)   ........................    13.28%         23.17%
 Net investment income (b)  ..................     0.77%          1.96%
Portfolio turnover rate  .....................       23%             0%



 *  Commencement of operations

 +  Unaudited



(a) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.






   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION

Lazard Retirement Series, Inc. (the "Fund") was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of nine portfolios (each referred to as a "Portfolio"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Currently, only the following three portfolios, each of which is "non-diversified" as defined in the Act, are being offered: Lazard Retirement Equity Portfolio ("Equity Portfolio"), Lazard Retirement Small Cap Portfolio ("Small Cap Portfolio") and Lazard Retirement Emerging Markets Portfolio ("Emerging Markets Portfolio"). Equity Portfolio commenced operations on March 19, 1998 and Small Cap Portfolio and Emerging Markets Portfolio commenced operations on November 4, 1997. The other six portfolios have issued 20,001 shares, at $10 per share, but had not commenced operations at June 30, 1998.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS-Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales price on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed for which current over-the-counter market quotations or bids are readily available are valued at the last quoted bid price, or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price. Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. The Portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME-Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

(C) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS-The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Emerging Markets Portfolio ( the "Eligible Portfolio" ) may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce an Eligible Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(D) FEDERAL INCOME TAXES-The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 1997, Emerging Markets Portfolio elected to defer $68 of net capital and currency losses arising between November 4, 1997 and December 31, 1997.

(E) DIVIDENDS AND DISTRIBUTIONS-The Fund intends to declare and to pay dividends annually from net investment income on shares of Equity Portfolio, Small Cap Portfolio and Emerging Markets Portfolio. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, realized gains-net and paid in capital.

(F) ORGANIZATIONAL EXPENSES-Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(G) ALLOCATION OF EXPENSES-Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(H) EXPENSE REDUCTIONS-Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(I) STRUCTURED INVESTMENTS-Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(J) DELAYED DELIVERY COMMITMENTS-Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

(K) ESTIMATES-The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Port-

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

folios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio: Equity Portfolio, 0.75%; Small Cap Portfolio, 0.75%; and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets:


                           ANNUAL
PORTFOLIO            OPERATING EXPENSES
---------           -------------------
Equity                      1.50%
Small Cap                   1.50
Emerging Markets            1.80


For the period ended June 30, 1998, the Manager waived, in entirety, its management fee amounting to $507 for Equity Portfolio, $2,722 for Small Cap Portfolio and $6,708 for Emerging Markets Portfolio. For the same period, the Manager has agreed to reimburse expenses amounting to $48,276 for Equity Portfolio, $57,139 for Small Cap Portfolio and $50,757 for Emerging Markets Portfolio.

The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 and 0.02% of average assets up to $1 billion plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Equity Portfolio, Small Cap Portfolio and Emerging Markets Portfolio for one year or until each Portfolio reaches net assets of $50 million, if sooner than one year.

The Fund has a distribution agreement with Lazard Freres & Co. LLC (the "Distributor"). The Distributor acts as distributor for shares of each of the portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides each Portfolio with distribution services pursuant to a separate Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from each Portfolio. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. Each Portfolio will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of each Portfolio for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if a shareholder invests directly through the Distributor. Usually the fees are paid to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and The Lazard Funds, Inc., a related party, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended June 30, 1998 were as follows:


PORTFOLIO             PURCHASES       SALES
---------             ---------      ------
Equity                 $294,902     $  4,475
Small Cap               469,465      108,916
Emerging Markets        402,205      276,357


For the period ended June 30, 1998, Equity Portfolio paid brokerage commissions of $8 to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolio.

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

TELEPHONE
(800) 823-6300

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (212) 632-6400

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171
Telephone: 1-800-986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

                        LAZARD
                        RETIREMENT SERIES
                              30 Rockefeller Plaza
                              58th Floor
                              New York, NY 10112
                              Telephone 800.823 6300
                              http://www.lazardfunds.com



This report is for the information of the stockholders of Lazard Retirement Series, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current propectus.